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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|;  Amendment Number:  ____

This Amendment (check only one): |_| is a restatement.
                                 |_| adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:    University Capital Strategies Group, LLC
Address: #444 - 408 St. Peter Street
         St. Paul, MN 55102

Form 13F File Number: 28-11803

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick J. Hess
Title: Chief Executive Officer
Phone: 651-251-0380

Signature, Place, and Date of Signing


/s/ Patrick J. Hess                 St. Paul, Minnesota              4/11/07
-----------------------------    -------------------------      ----------------

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $93,533
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                 TITLE OF                 VALUE             SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
       NAME OF ISSUER             CLASS        CUSIP     (X$1000)    SHRS   PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
----------------------------  -------------  ---------  ---------  -------  ---  ----  ----------  --------  -------  ------  ----
ALTIRIS INC                   COM            02148M100  $1,412.27   42,913   SH           SOLE                42,913
BLOCKBUSTER INC               CL B           093679207  $1,336.20  222,700   SH           SOLE               222,700
BLAIR CORP                    COM            092828102  $1,958.28   46,860   SH           SOLE                46,860
BIOMET INC                    COM            090613100  $1,912.05   45,000   SH           SOLE                45,000
BIOSITE INC                   COM            090945106  $1,889.33   22,500   SH           SOLE                22,500
CLEAR CHANNEL COMMUNICATIONS  COM            184502102  $  432.53   12,344   SH           SOLE                12,344
CLAIRES STORES INC            COM            179584107  $1,284.80   40,000   SH           SOLE                40,000
CHIPOTLE MEXICAN GRILL INC    CL B           169656204  $9,237.61  160,934   SH           SOLE               160,934
DOLLAR GEN CORP               COM            256669102  $2,220.75  105,000   SH           SOLE               105,000
DELTA & PINE LD CO            COM            247357106  $1,291.13   31,338   SH           SOLE                31,338
DENDRITE INTL INC             COM            248239105  $2,252.86  143,861   SH           SOLE               143,861
EGL INC                       COM            268484102  $2,813.73   71,000   SH           SOLE                71,000
BAUER EDDIE HLDGS INC         COM            071625107  $  140.36   12,345   SH           SOLE                12,345
FOUR SEASONS HOTELS INC.      LTD VTG SH     35100E104  $2,248.40   28,000   SH           SOLE                28,000
GIANT INDS INC                COM            374508109  $4,758.39   62,900   SH           SOLE                62,900
GOVERNMENT PPTYS TR INC       COM            38374W107  $  499.72   46,703   SH           SOLE                46,703
REALOGY CORP                  COM            75605E100  $2,380.64   80,400   SH           SOLE                80,400
EMDEON CORP                   COM            290849108  $  155.84   10,300   SH           SOLE                10,300
HUNTSMAN CORP                 COM            447011107  $2,126.35  107,636   SH           SOLE               107,636
HYPERION SOLUTIONS CORP       COM            44914M104  $2,332.35   45,000   SH           SOLE                45,000
INVESTORS FINL SERVICES CORP  COM            461915100  $  761.71   13,099   SH           SOLE                13,099
HARLAND JOHN H CO             COM            412693103  $  874.55   17,071   SH           SOLE                17,071
ADESA INC                     COM            00686U104  $2,818.26  102,000   SH           SOLE               102,000
KEANE INC                     COM            486665102  $3,192.93  235,120   SH           SOLE               235,120
KINDER MORGAN INC KANS        COM            49455P101  $  532.25    5,000   SH           SOLE                 5,000
MACDERMID INC                 COM            554273102  $1,018.34   29,204   SH           SOLE                29,204
NEW RIV PHARMACEUTICALS INC   COM            648468205  $1,418.95   22,300   SH           SOLE                22,300
WILD OATS MARKETS INC         COM            96808B107  $  182.00   10,000   SH           SOLE                10,000
PLACER SIERRA BANCSHARES      COM            726079106  $2,511.01   92,794   SH           SOLE                92,794
PATHMARK STORES INC NEW       COM            70322A101  $4,444.49  347,226   SH           SOLE               347,226
PAXAR CORP                    COM            704227107  $  282.95    9,859   SH           SOLE                 9,859
RIVIERA HOLDINGS CORP         COM            769627100  $2,101.25   75,179   SH           SOLE                75,179
SAFENET INC                   COM            78645R107  $5,377.00  190,000   SH           SOLE               190,000
STONE ENERGY CORP             COM            861642106  $2,375.20   80,000   SH           SOLE                80,000
SIERRA HEALTH SERVICES INC    COM            826322109  $5,220.11  126,794   SH           SOLE               126,794
SMART & FINAL INC             COM            831683107  $  352.67   16,200   SH           SOLE                16,200
STATS CHIPPAC LTD             SPONSORED ADR  85771T104  $  516.77   80,872   SH           SOLE                80,872
TANOX INC                     COM            87588Q109  $1,380.96   73,612   SH           SOLE                73,612
SABRE HLDGS CORP              C LA           785905100  $  818.75   25,000   SH           SOLE                25,000
USI HLDGS CORP                COM            90333H101  $6,730.61  399,443   SH           SOLE               399,443
VALERA PHARMACEUTICALS INC    COM            91914F100  $  631.25   75,328   SH           SOLE                75,328
WITNESS SYS INC               COM            977424100  $4,243.57  157,461   SH           SOLE               157,461
EXCEL TECHNOLOGY INC          COM            30067T103  $1,902.55   69,614   SH           SOLE                69,614
XM SATELLITE RADIO HLDGS INC  CL A           983759101  $1,032.55   79,919   SH           SOLE                79,919
ZAPATA CORP                   COM            989070602  $  128.87   18,100   SH           SOLE                18,100